Accounts Receivable (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2020	Sep. 30, 2018
Accounts Receivable [Abstract]
Total accounts receivable	$ 15,294	$ 57,439
OneWater LLC [Member]
Accounts Receivable [Abstract]
Finance contracts maximum funding period	30 days
Total accounts receivable	$ 15,294		$ 10,889
OneWater LLC [Member] | Contracts in Transit [Member]
Accounts Receivable [Abstract]
Total accounts receivable	8,453		5,449
OneWater LLC [Member] | Trade and Other Accounts Receivable [Member]
Accounts Receivable [Abstract]
Total accounts receivable	1,544		3,519
OneWater LLC [Member] | Manufacturer Receivable [Member]
Accounts Receivable [Abstract]
Total accounts receivable	$ 5,297		$ 1,921